SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information
Note 14 Segment Information
The Company’s Chief Executive Officer is its chief operating decision maker (the “CODM”). The Company reports segment information based on how the CODM evaluates performance and makes decisions about how to allocate resources. Accordingly, the Company has two operating and reportable segments: Satellite Solutions and Earth Observation Solutions.
The reportable segments are defined as follows:

•	Satellite Solutions
The Satellite Solutions segment is a vertically integrated satellite provider with modern facilities and a global ground station network that delivers end-to-end
satellite solutions, including spacecraft design, development, launch services and on-orbit
operations for critical missions across a number of applications in a variety of orbits to governmental agencies and commercial businesses.

•	Earth Observation Solutions
Through the Satellite Solutions segment, the Earth Observation Solutions segment has commenced developing satellites and intends to continue to develop, build, launch and operate a constellation of Earth observation satellites that will feature Synthetic Aperture Radar (“SAR”) and electro-optical capabilities to provide Earth observation data and mission solutions that it believes will be distinguished by breadth of coverage, revisit rates and ability to observe and detect during day and night and through clouds and other interference. In addition, the Earth Observation Solutions segment plans to provide secondary payload solutions and onboard data processing capabilities on its satellite constellation, including sensors, optical links or other mission solutions. The Earth observation satellite constellation of 96 satellites is planned to be completed and in-orbit
by 2026. The scope and timing of the satellite constellation is subject to continuing assessments of customer demand and the Company’s financial and other resources. The Earth Observation Solutions segment is still in its developmental stage and does not yet generate any material revenue.
The CODM uses income (loss) from operations by segment as the segment profitability measure in order to evaluate segment performance. Income (loss) from operations by segment excludes share-based compensation expense and corporate and other costs included within the Company’s consolidated income (loss) from operations.
The CODM does not review the Company’s assets by segment; therefore, such information is not presented.
The following table presents revenue by segment and a reconciliation to consolidated revenue for the periods presented:

	Years Ended December 31,
(in thousands)	2021	2020
Satellite Solutions	$40,736	$24,860
Earth Observation Solutions	170	19

Revenue	$40,906	$24,879

The following table presents loss from operations by segment for the periods presented:

	Years Ended December 31,
(in thousands)	2021	2020
Satellite Solutions	$(3,326)	$(2,128)
Earth Observation Solutions	(4,274)	(2,703)

Loss from operations by segment	$(7,600)	$(4,831)

During 2021, depreciation and amortization expense included in loss from operations by segment totaled $2.7 million and $368 thousand for Satellite Solutions and Earth Observation Solutions, respectively. During 2020, depreciation and amortization expense included in loss from operations by segment totaled $2.9 million and related entirely to Satellite Solutions.
The following table presents a reconciliation of loss from operations by segment to consolidated loss from operations and net loss for the periods presented:

	Years Ended December 31,
(in thousands)	2021	2020
Loss from operations by segment	$(7,600)	$(4,831)
Corporate and other	(28,431)	(3,394)
Share-based compensation expense	(678)	(1,194)

Loss from operations	(36,709)	(9,419)
Interest expense, net	7,965	1,216
Loss on extinguishment of debt	96,024	—
Change in fair value of warrant and derivative liabilities	(1,716)	—
Other (income) expense	(38)	4

Loss before income taxes	(138,944)	(10,639)
Provision for (benefit from) income taxes	38	(184)

Net loss	$(138,982)	$(10,455)

The following table presents revenue by geography and a reconciliation to consolidated revenue for the periods presented:

	Years Ended December 31,
(in thousands)	2021	2020
United States	$32,960	$21,215
Europe	7,946	3,664

Revenue	$40,906	$24,879

The following table presents property, plant and equipment, net by geography and a reconciliation to consolidated property, plant and equipment, net for the periods presented:

	December 31,
(in thousands)	2021	2020
United States	$34,840	$18,956
Europe	690	565

Property, plant and equipment, net	$35,530	$19,521